Notes Payable (Details) $ in Thousands, ¥ in Millions	Sep. 16, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 16, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Notes Payable [Line Items]
Notes payable current		$ 8,075	$ 9,248		$ 12,176	$ 14,907
Letter of Credit [Member] | Notes Payable [Member]
Notes Payable [Line Items]
Notes payable current	¥ 20.0			$ 2,900
Due date	Sep. 16, 2026